Amounts due to banks and customer deposits	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of due to banks and customers [text block]
Note 15

Amounts due to banks and customer deposits
USD million 31.12.21 31.12.20
Amounts due to banks

13,101

11,050
Customer deposits 542,007 524,605
of which: demand deposits 246,417 236,447
of which: retail savings / deposits 247,224 220,898
of which: time deposits
1
48,365 67,260
Total amounts due to banks and customer deposits 555,108 535,655
1 Includes customer deposits in UBS AG Jersey Branch placed by UBS Switzerland AG on behalf of its clients.

UBS AG
Entity [Table]
Disclosure of due to banks and customers [text block]
Note 15

Amounts due to banks, customer deposits, and funding from UBS Group AG
a) Amounts due to banks and customer deposits
USD million 31.12.21 31.12.20
Amounts due to banks

13,101 11,050
Customer deposits 544,834 527,929
of which: demand deposits 247,299 237,604
of which: retail savings / deposits 247,224 220,898
of which: time deposits
1
50,312 69,427
Total amounts due to banks and customer deposits 557,935 538,979
1 Includes customer deposits in UBS AG Jersey Branch placed by UBS Switzerland AG on behalf of its clients.
b) Funding from UBS Group AG
USD million 31.12.21 31.12.20
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)
38,984 36,611
Senior unsecured debt other than TLAC 4,471 2,939
High-trigger loss-absorbing additional tier 1 capital instruments 11,414 11,854
Low-trigger loss-absorbing additional tier 1 capital instruments 2,426 2,575
Total
1
57,295 53,979
1 UBS AG has also recognized funding from UBS Group AG that is designated at fair value.

Refer to Note 19b for more information.